Fees Summary	Aug. 23, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,342,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,378.88
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 1,378.88
Narrative - Max Aggregate Offering Price	$ 2,211,000.00
Final Prospectus	true